Commitments and Contingencies - Additional information (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Loss Contingencies [Line Items]
Commitment related to acquisition of fixed assets	$ 60,509,141	376,978,000
Unrecognized tax benefit	$ 23,029,000	143,473,000	$ 23,029,000	143,473,000	143,473,000	27,385,000